Common Stock (Tables)	12 Months Ended
Dec. 31, 2023
Common Stock
Schedule of common stock reserved for future issuance

	December 31,
	2023	2022

Conversion of convertible preferred stock	—	21,257,708
Stock options issued and outstanding	3,846,972	9,694,890
Restricted stock units (unvested)	1,012,994	—
Shares available for future issuance under the stock incentive plan	3,536,710	27,884,000
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Convertible preferred stock warrants outstanding	—	342,011
Total common stock reserved	38,876,675	59,178,609